[EATON VANCE LOGO]

[PHOTO OF ADDING MACHINE]

ANNUAL REPORT DECEMBER 31, 2002

[PHOTO OF NYSE FLAG]

EATON VANCE
BALANCED
FUND

[PHOTO OF FLOOR STOCK EXCHANGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

Eaton Vance Balanced Fund Class A shares had a total return of -14.70% during the year ended December 31, 2002. That return was the result of a decrease in net asset value per share (NAV) from $5.91 on December 31, 2001 to $4.99 on December 31, 2002, and the reinvestment of $0.055 per share in income dividends.(1)

Class B shares had a total return of -15.38% for the same period, the result of a decrease in NAV from $11.05 on December 31, 2001 to $9.32 on December 2002, and the reinvestment of $0.035 per share in income dividends.(1)

Class C shares had a total return of -15.40% for the same period, the result of a decrease in NAV from $10.58 on December 31, 2001 to $8.92 on December 31, 2002, and the reinvestment of $0.035 per share in income dividends.(1)

For comparison, for the one-year period ended December 31, 2002, the S&P 500 Index had a total return of -22.09%, while the Lehman Brothers U.S. Government/Credit Index had a total return of 11.04%.(2)

AN UNCERTAIN ECONOMIC RECOVERY MIXED WITH POOR STOCK MARKET PERFORMANCE...

A multitude of factors contributed to the dismal performance of the U.S. equity markets in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The broad decline of the stock market in 2002, as measured by the S&P 500 Index, was the worst since 1974 and marked a third consecutive year of negative returns.(2) Nonetheless, strong market rallies often follow bear market cycles, and while past performance is no guarantee of future results, we remain optimistic that stocks can continue their historical track record of delivering solid returns over the long-term. Meanwhile, due to the decline in yields, bond market participants were generally pleased with the absolute returns earned in 2002, which helped diversified investors offset another year of negative equity returns.

INVESTING FOR THE LONG-TERM - ASSET ALLOCATION CAN HELP...

One way to achieve financial goals, such as purchasing a home, funding a college education, providing for aging parents, or ensuring a comfortable retirement, is to take a long-term approach to investing. Eaton Vance believes that long-term investing with a diversified strategy can help temper volatility - a wise move no matter what the market is favoring.

In the following pages, Elizabeth Kenyon and Arieh Coll discuss the past year and provide their insights on the markets in the year ahead.

                             Sincerely,

                             /S/ THOMAS E. FAUST JR.
                             -----------------------

                             Thomas E. Faust Jr.
                             President
                             February 7, 2003


FUND INFORMATION
AS OF DECEMBER 31, 2002

PERFORMANCE(3)                               Class A       Class B       Class C
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                     -14.70%       -15.38%       -15.40%
Five Years                                    -0.87         -1.64         -1.68
Ten Years                                      6.47          N.A.          N.A.
Life of Fund+                                  9.40          4.93          4.61

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                     -19.60%       -19.60%       -16.24%
Five Years                                    -2.03         -1.94         -1.68
Ten Years                                      5.85          N.A.          N.A.
Life of Fund+                                  9.31          4.93          4.61

+    Inception Dates - Class A: 4/01/32; Class B: 11/02/93; Class C:11/02/93


TEN LARGEST EQUITY HOLDINGS(4)
----------------------------------------------------
Overture Services, Inc.                         5.8%
Nokia Oyj ADR                                   3.9
Tyco International Ltd.                         3.6
PacifiCare Health Systems, Inc. Class A         3.5
Ameritrade Holding Corp.                        3.0
USA Interactive                                 2.9
Hollywood Entertainment Corp.                   2.8
United Surgical Partners International, Inc.    2.7
MIM Corp.                                       2.5
Taro Pharmaceutical Industries                  2.5



(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest equity holdings accounted for 33.2% of Capital Growth Portfolio's net assets. Holdings and asset allocation are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ARIEH COLL, PORTFOLIO MANAGER OF CAPITAL GROWTH PORTFOLIO, AND ELIZABETH S. KENYON, PORTFOLIO MANAGER OF INVESTMENT GRADE INCOME PORTFOLIO.

[PHOTO OF ARIEH COLL]
Arieh Coll
Portfolio Manager

[PHOTO OF ELIZABETH S. KENYON, CFA]
Elizabeth S. Kenyon, CFA
Portfolio Manager

Q:   Arieh, how was the Fund's overall performance in 2002?

A: MR. COLL: Balanced Fund's Class A shares had a return of -14.70%, which lagged the average return of its peers in the Lipper Balanced Fund Classification, which was -11.71%.* The reason for this underperformance was our heavier weighting in equities versus bonds, when compared to other balanced funds. The Fund's allocation was approximately 64% in equities and 36% in bonds as of December 31, 2002, and was generally more weighted towards equities over the course of the year. While last year, this equity bias worked in our favor because of our stock selection, in 2002, the overall underperformance of equities took a toll on the Fund's returns.

Q:   Elizabeth, what can you tell us about the fixed-income portion of the Fund?

A: MS. KENYON: Bonds had another strong year in 2002, albeit far more volatile than the previous year. The benchmark for the fixed- income portion of the Fund, the Lehman Brothers U.S. Government/Credit Index, was up 11.04% in 2002.* Although positive bond returns helped investors offset losses in the equity markets by year-end, the highs and lows in the corporate bond market were more pronounced than usual. As the economy struggled to emerge from the recession of last year, the Federal Reserve responded by cutting its short-term Federal Funds target rate to a 40-year low of 1.25%. As a result, the yield curve for bonds steepened significantly and was greatly affected by investors shifting between stocks and bonds.

Q: Arieh, what factors had a particular impact on the performance of the equity portion of the Fund?

A: MR. COLL: First, one has to take into account the overall market environment. There were two events over the past year and a half that investors could not have anticipated and that threw the stock market into turmoil: the terrorist attacks of September 11, 2001, and the crisis of confidence in corporate leadership that started in April 2002 and continues, to a lesser extent, in the current time. In such an environment, growth stocks, such as those in which Capital Growth Portfolio primarily invests, tend to decline more than value stocks because growth companies have higher price-to-earnings ratios (P/Es). When the stock market declines, companies with higher P/Es will almost always go down more than companies with lower P/Es.

     In terms of specific sectors, one area that contributed positively to Capital Growth Portfolio was the health care industry, specifically HMOs, in which we were correctly overweighted versus the S&P 500 Index.* The industry enjoyed a favorable environment in

* It is not possible to invest directly in a Lipper Classification or an Index.

[CHART]

CAPITAL GROWTH PORTFOLIO 5 LARGEST INDUSTRY GROUPS+
---------------------------------------------------
As a percentage of total net assets
Health Care Services                          12.8%
Pharmaceutical                                10.9%
E-Commerce/Services                            6.4%
Leisure and Tourism                            5.3%
Telecommunication Services                     4.1%


+ Five largest industry groups are subject to change due to active management. As of 12/31/02, Capital Growth Portfolio represented approximately 64% of the Fund's assets.

     2002 because it was able to raise premiums, while medical inflation was rising at a slower pace. On the downside, our overweighting in technology versus the S&P 500 Index* had a negative affect on performance.

Q: Elizabeth, what are some of the characteristics of the Investment Grade Income Portfolio, the fixed-income element of the Fund?

A: MS. KENYON: Bonds and other fixed-income securities can help temper stock market volatility within a balanced approach to investing, such as our Fund offers. Investment Grade Income Portfolio generally allocates assets among corporate bonds, U.S. government securities, and certain types of mortgage-backed obligations. Corporate put bonds have typically represented a large percentage of our fixed-income holdings. They differ from typical corporate bonds in that the Fund, as holder, has the right to sell them back to the issuer at a predetermined price and date prior to maturity, if beneficial. This can help provide protection in a rising interest rate environment and against an issuer's credit deterioration. We believe Investment Grade Income Portfolio is well positioned to take advantage of an eventual economic recovery, when the yield curve flattens and corporate bond spreads tighten. In the meantime, the fixed-income portion of the Fund provides current income for shareholders and helps to hedge equity volatility.

Q:   Arieh, what is your outlook going forward?

A: MR. COLL: At the end of a third consecutive down year for stocks, we are on the lookout for signs of recovery. The characteristics necessary for the re-emergence of a positive market environment typically include: low valuations, corporate earnings-per-share recovery, and a strengthening economy. Valuations are currently attractive, and we anticipate economic and earnings growth will continue to revive in the next year. October of this year offered an example of the type of rally we believe the market is capable of sustaining going forward; it was one of the best months for stock market performance in recent history. Of course, there are a lot of unknown factors that could change the investment outlook, or at least delay a significant recovery, but we will continue to do our rigorous fundamental research to identify compelling stock investments no matter what is in store for the markets.

*    It is not possible to invest directly in an Index.


[CHART]

INVESTMENT GRADE INCOME PORTFOLIO ALLOCATION+
---------------------------------------------
As a percentage of total net assets

Corporate Bonds                         46.9%
U.S. Treasury Obligations               25.8%
Mortgage Backed Securities              12.2%
U.S. Government Obligations              8.5%
Asset-Backed Securities                  3.1%
Other                                    2.3%
Commercial Paper                         1.2%

+ Allocation subject to change due to active management. As of 12/31/02, Investment Grade Income Portfolio represented approximately 36% of the Fund's assets.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

PERFORMANCE

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE BALANCED FUND CLASS A VS. THE STANDARD & POOR'S 500 AND LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX*

December 31, 1992 - December 31, 2002

                        EATON VANCE         FUND, INCLUDING                                 LEHMAN
                       BALANCED FUND            MAXIMUM              S&P 500           U.S. GOV./CREDIT
   DATE                  CLASS A              SALES CHARGE            INDEX                 INDEX
----------             ------------         ---------------          -------           ----------------
12/31/1992                10,000                10,000                10,000                10,000
 1/31/1993                10,027                 9,450                10,084                10,218
 2/28/1993                10,219                 9,631                10,221                10,430
 3/31/1993                10,342                 9,747                10,436                10,465
 4/30/1993                10,274                 9,683                10,184                10,546
 5/31/1993                10,308                 9,715                10,456                10,540
 6/30/1993                10,478                 9,875                10,486                10,779
 7/31/1993                10,535                 9,929                10,444                10,848
 8/31/1993                10,963                10,333                10,840                11,097
 9/30/1993                11,093                10,454                10,757                11,136
10/31/1993                11,150                10,508                10,979                11,181
11/30/1993                10,868                10,242                10,874                11,055
12/31/1993                11,119                10,479                11,006                11,103
 1/31/1994                11,544                10,880                11,380                11,270
 2/28/1994                11,253                10,606                11,071                11,025
 3/31/1994                10,809                10,187                10,589                10,755
 4/30/1994                10,870                10,245                10,725                10,666
 5/31/1994                10,894                10,267                10,900                10,647
 6/30/1994                10,656                10,043                10,633                10,622
 7/31/1994                11,004                10,371                10,982                10,834
 8/31/1994                11,212                10,567                11,432                10,838
 9/30/1994                10,957                10,326                11,152                10,674
10/31/1994                11,053                10,417                11,402                10,662
11/30/1994                10,820                10,198                10,988                10,643
12/31/1994                10,917                10,289                11,150                10,714
 1/31/1995                11,030                10,395                11,439                10,919
 2/28/1995                11,458                10,799                11,885                11,172
 3/31/1995                11,735                11,060                12,235                11,247
 4/30/1995                12,012                11,321                12,595                11,404
 5/31/1995                12,485                11,767                13,097                11,882
 6/30/1995                12,682                11,952                13,401                11,977
 7/31/1995                12,961                12,216                13,845                11,931
 8/31/1995                13,194                12,434                13,880                12,084
 9/30/1995                13,376                12,606                14,465                12,206
10/31/1995                13,393                12,622                14,414                12,386
11/30/1995                13,758                12,967                15,046                12,590
12/31/1995                14,158                13,343                15,336                12,775
 1/31/1996                14,384                13,556                15,857                12,855
 2/29/1996                14,434                13,604                16,004                12,582
 3/31/1996                14,539                13,703                16,159                12,476
 4/30/1996                14,644                13,802                16,397                12,391
 5/31/1996                14,810                13,958                16,819                12,370
 6/30/1996                14,934                14,074                16,883                12,535
 7/31/1996                14,438                13,607                16,137                12,564
 8/31/1996                14,747                13,899                16,478                12,533
 9/30/1996                15,212                14,336                17,405                12,756
10/31/1996                15,515                14,622                17,885                13,054
11/30/1996                16,222                15,289                19,235                13,294
12/31/1996                16,085                15,160                18,854                13,146
 1/31/1997                16,761                15,797                20,032                13,162
 2/28/1997                16,799                15,833                20,189                13,189
 3/31/1997                16,299                15,361                19,361                13,033
 4/30/1997                16,859                15,889                20,516                13,223
 5/31/1997                17,598                16,586                21,764                13,347
 6/30/1997                18,131                17,088                22,738                13,507
 7/31/1997                19,278                18,169                24,546                13,920
 8/31/1997                18,478                17,415                23,172                13,764
 9/30/1997                19,220                18,114                24,441                13,980
10/31/1997                19,055                17,959                23,625                14,204
11/30/1997                19,344                18,231                24,718                14,279
12/31/1997                19,561                18,435                25,142                14,429
 1/31/1998                19,785                18,647                25,420                14,632
 2/28/1998                20,805                19,608                27,253                14,602
 3/31/1998                21,552                20,312                28,647                14,647
 4/30/1998                21,846                20,589                28,935                14,721
 5/31/1998                21,392                20,161                28,438                14,879
 6/30/1998                21,620                20,376                29,593                15,031
 7/31/1998                21,370                20,140                29,278                15,043
 8/31/1998                19,484                18,363                25,050                15,337
 9/30/1998                20,491                19,312                26,654                15,775
10/31/1998                21,108                19,893                28,821                15,664
11/30/1998                21,716                20,467                30,567                15,757
12/31/1998                22,187                20,910                32,327                15,796
 1/31/1999                22,405                21,115                33,678                15,908
 2/28/1999                21,950                20,687                32,632                15,530
 3/31/1999                21,978                20,713                33,937                15,607
 4/30/1999                22,898                21,581                35,251                15,646
 5/31/1999                22,297                21,014                34,420                15,484
 6/30/1999                23,026                21,701                36,328                15,436
 7/31/1999                22,437                21,146                35,195                15,393
 8/31/1999                21,888                20,628                35,021                15,381
 9/30/1999                21,549                20,309                34,062                15,519
10/31/1999                22,001                20,735                36,217                15,560
11/30/1999                22,168                20,892                36,953                15,551
12/31/1999                22,509                21,214                39,128                15,456
 1/31/2000                22,054                20,785                37,162                15,452
 2/29/2000                22,438                21,147                36,460                15,646
 3/31/2000                22,669                21,364                40,024                15,872
 4/30/2000                21,977                20,713                38,820                15,794
 5/31/2000                21,686                20,438                38,023                15,780
 6/30/2000                22,410                21,120                38,961                16,102
 7/31/2000                22,236                20,957                38,352                16,273
 8/31/2000                23,703                22,339                40,733                16,503
 9/30/2000                23,761                22,394                38,583                16,565
10/31/2000                23,092                21,763                38,420                16,669
11/30/2000                21,793                20,539                35,393                16,954
12/31/2000                22,485                21,191                35,567                17,288
 1/31/2001                23,317                21,975                36,828                17,578
 2/28/2001                21,379                20,149                33,472                17,760
 3/31/2001                19,779                18,641                31,353                17,841
 4/30/2001                21,103                19,888                33,787                17,707
 5/31/2001                21,526                20,287                34,014                17,809
 6/30/2001                22,229                20,950                33,186                17,895
 7/31/2001                21,711                20,461                32,859                18,341
 8/31/2001                21,359                20,130                30,804                18,576
 9/30/2001                18,986                17,894                28,317                18,747
10/31/2001                20,284                19,117                28,857                19,223
11/30/2001                21,471                20,236                31,070                18,907
12/31/2001                21,954                20,691                31,343                18,758
 1/31/2002                21,471                20,236                30,886                18,896
 2/28/2002                20,654                19,465                30,290                19,056
 3/31/2002                22,070                20,800                31,429                18,670
 4/30/2002                22,294                21,011                29,524                19,031
 5/31/2002                21,304                20,078                29,308                19,207
 6/30/2002                19,996                18,846                27,221                19,370
 7/31/2002                18,426                17,366                25,099                19,604
 8/31/2002                18,652                17,578                25,264                20,043
 9/30/2002                17,940                16,908                22,521                20,474
10/31/2002                18,577                17,508                24,501                20,279
11/30/2002                19,777                18,639                25,942                20,290
12/31/2002                18,727                17,649                24,418                20,828



PERFORMANCE**                                Class A       Class B       Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                     -14.70%       -15.38%       -15.40%
Five Years                                    -0.87         -1.64         -1.68
Ten Years                                      6.47          N.A.          N.A.
Life of Fund+                                  9.40          4.93          4.61

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                     -19.60%       -19.60%       -16.24%
Five Years                                    -2.03         -1.94         -1.68
Ten Years                                      5.85          N.A.          N.A.
Life of Fund+                                  9.31          4.93          4.61

+    Inception Dates - Class A: 4/01/32; Class B: 11/02/93; Class C:11/02/93



*    Source: Thomson Financial. Investment operations commenced 4/01/32.

     The chart compares the Fund's total return with those of the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index. The S&P 500 is a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. The Lehman Brothers U.S. Government/Credit Index is a diversified, unmanaged index of corporate and U.S. government bonds. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in Class A of the Fund, the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index. An investment in the Fund's Class B and Class C shares on 11/2/93 at NAV would have grown to $15,536 and $15,117, respectively, on December 31, 2002. The Indices' total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in them. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4%
     - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
------------------------------------------------------
Investment in Capital Growth Portfolio,
   at value
   (identified cost $101,899,228)         $106,282,286
Investment in Investment Grade Income
   Portfolio, at value
   (identified cost, $55,066,228)           59,290,989
Receivable for Fund shares sold                 46,434
Prepaid expenses                                 8,955
------------------------------------------------------
TOTAL ASSETS                              $165,628,664
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    278,122
Payable to affiliate for Trustees' fees          1,020
Payable to affiliate for service fees              886
Accrued expenses                                77,986
------------------------------------------------------
TOTAL LIABILITIES                         $    358,014
------------------------------------------------------
NET ASSETS                                $165,270,650
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $200,030,282
Accumulated net realized loss from
   Portfolios (computed on the basis of
   identified cost)                        (43,367,451)
Net unrealized appreciation from
   Portfolios (computed on the basis of
   identified cost)                          8,607,819
------------------------------------------------------
TOTAL                                     $165,270,650
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $123,815,878
SHARES OUTSTANDING                          24,814,093
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       4.99
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $4.99)       $       5.29
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 34,516,281
SHARES OUTSTANDING                           3,702,936
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.32
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  6,938,491
SHARES OUTSTANDING                             777,566
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.92
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
------------------------------------------------------
Interest allocated from Portfolios        $  3,606,727
Dividends allocated from Portfolios (net
   of foreign taxes, $1,277)                   205,219
Expenses allocated from Portfolios          (1,397,394)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS     $  2,414,552
------------------------------------------------------
Expenses
------------------------------------------------------
Trustees' fees and expenses               $      4,034
Distribution and service fees
   Class A                                     357,028
   Class B                                     379,260
   Class C                                      68,477
Transfer and dividend disbursing agent
   fees                                        283,808
Printing and postage                            36,418
Registration fees                               34,832
Custodian fee                                   31,225
Legal and accounting services                   30,753
Miscellaneous                                   12,574
------------------------------------------------------
TOTAL EXPENSES                            $  1,238,409
------------------------------------------------------

NET INVESTMENT INCOME                     $  1,176,143
------------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolios
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (7,705,820)
------------------------------------------------------
NET REALIZED LOSS                         $ (7,705,820)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(24,700,665)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(24,700,665)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(32,406,485)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(31,230,342)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       1,176,143  $       2,976,819
   Net realized loss                             (7,705,820)       (31,804,164)
   Net change in unrealized appreciation
      (depreciation)                            (24,700,665)        19,891,614
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (31,230,342) $      (8,935,731)
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $      (1,327,800) $      (2,968,855)
      Class B                                      (113,671)          (426,817)
      Class C                                       (20,539)           (72,668)
   From net realized gain
      Class A                                            --         (1,879,519)
      Class B                                            --           (265,861)
      Class C                                            --            (43,787)
   Tax return of capital
      Class A                                      (148,612)                --
      Class B                                       (21,154)                --
      Class C                                        (4,003)                --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $      (1,635,779) $      (5,657,507)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      10,061,014  $      18,793,382
      Class B                                     7,816,117          4,551,306
      Class C                                     3,227,525          1,802,317
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                       825,633          3,212,609
      Class B                                       109,007            577,325
      Class C                                        20,154            108,032
   Cost of shares redeemed
      Class A                                   (29,349,320)       (48,896,095)
      Class B                                   (10,029,929)       (10,141,062)
      Class C                                    (2,571,080)        (6,143,664)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (19,890,879) $     (36,135,850)
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (52,757,000) $     (50,729,088)
------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     218,027,650  $     268,756,738
------------------------------------------------------------------------------
AT END OF YEAR                            $     165,270,650  $     218,027,650
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS A
                                  ----------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------------------------------------
                                    2002(1)          2001(1)(2)          2000(1)        1999(1)        1998
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $  5.910           $  6.220          $  7.920       $  8.140      $  8.700
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income              $  0.043           $  0.084          $  0.161       $  0.195      $  0.226
Net realized and unrealized
   gain (loss)                       (0.908)            (0.238)           (0.162)        (0.080)        0.901
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ (0.865)          $ (0.154)         $ (0.001)      $  0.115      $  1.127
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income         $ (0.049)          $ (0.095)         $ (0.160)      $ (0.200)     $ (0.220)
From net realized gain                   --             (0.061)           (1.539)        (0.135)       (1.467)
Tax return of capital                (0.006)                --                --             --            --
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $ (0.055)          $ (0.156)         $ (1.699)      $ (0.335)     $ (1.687)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $  4.990           $  5.910          $  6.220       $  7.920      $  8.140
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      (14.70)%            (2.36)%           (0.11)%         1.45%        13.43%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $123,816           $167,290          $205,944       $244,507      $270,277
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.23%              1.18%             1.11%          0.97%         0.98%
   Net investment income               0.81%              1.47%             2.10%          2.45%         2.45%
Portfolio Turnover of the
   Balanced Portfolio                    --                 --                60%(5)         33%           49%
Portfolio Turnover of the
   Capital Growth Portfolio             231%               264%              271%(6)         --            --
Portfolio Turnover of the
   Investment Grade Income
   Portfolio                             55%                46%               47%(6)         --            --
--------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Investment Grade Income Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.008, an increase in net realized and unrealized gain (loss) per share of $0.008 and a decrease in the ratio of net investment income to average net assets from 1.61% to 1.47%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
 (5)  For the period from January 1, 2000 to March 6, 2000.
 (6) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS B
                                  ---------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------
                                    2002(1)          2001(1)(2)          2000(1)        1999(1)        1998
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $11.050           $11.580            $13.410        $13.680      $13.680
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.006           $ 0.078            $ 0.172        $ 0.221      $ 0.231
Net realized and unrealized
   gain (loss)                       (1.701)           (0.447)            (0.298)        (0.121)       1.451
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(1.695)          $(0.369)           $(0.126)       $ 0.100      $ 1.682
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.029)          $(0.100)           $(0.165)       $(0.235)     $(0.215)
From net realized gain                   --            (0.061)            (1.539)        (0.135)      (1.467)
Tax return of capital                (0.006)               --                 --             --           --
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.035)          $(0.161)           $(1.704)       $(0.370)     $(1.682)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.320           $11.050            $11.580        $13.410      $13.680
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      (15.38)%           (3.13)%            (1.00)%         0.74%       12.59%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $34,516           $43,303            $50,818        $67,207      $72,836
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.98%             1.93%              1.89%          1.78%        1.81%
   Net investment income               0.06%             0.72%              1.31%          1.64%        1.62%
Portfolio Turnover of the
   Balanced Portfolio                    --                --                 60%(5)         33%          49%
Portfolio Turnover of the
   Capital Growth Portfolio             231%              264%               271%(6)         --           --
Portfolio Turnover of the
   Investment Grade Income
   Portfolio                             55%               46%                47%(6)         --           --
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Investment Grade Income Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.015, an increase in net realized and unrealized gain (loss) per share of $0.015 and a decrease in the ratio of net investment income to average net assets from 0.87% to 0.72%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
 (5)  For the period from January 1, 2000 to March 6, 2000.
 (6) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS C
                                  ---------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------
                                    2002(1)          2001(1)(2)          2000(1)        1999(1)        1998
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.580           $11.090            $12.900        $13.170      $13.240
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.006           $ 0.074            $ 0.164        $ 0.205      $ 0.216
Net realized and unrealized
   gain (loss)                       (1.631)           (0.423)            (0.280)        (0.130)       1.401
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(1.625)          $(0.349)           $(0.116)       $ 0.075      $ 1.617
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.029)          $(0.100)           $(0.155)       $(0.210)     $(0.220)
From net realized gain                   --            (0.061)            (1.539)        (0.135)      (1.467)
Tax return of capital                (0.006)               --                 --             --           --
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.035)          $(0.161)           $(1.694)       $(0.345)     $(1.687)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 8.920           $10.580            $11.090        $12.900      $13.170
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      (15.40)%           (3.09)%            (0.97)%         0.58%       12.51%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 6,938           $ 7,434            $11,994        $10,584      $10,742
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.98%             1.93%              1.92%          1.84%        1.85%
   Net investment income               0.06%             0.72%              1.30%          1.58%        1.58%
Portfolio Turnover of the
   Balanced Portfolio                    --                --                 60%(5)         33%          49%
Portfolio Turnover of the
   Capital Growth Portfolio             231%              264%               271%(6)         --           --
Portfolio Turnover of the
   Investment Grade Income
   Portfolio                             55%               46%                47%(6)         --           --
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Investment Grade Income Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014 and a decrease in the ratio of net investment income to average net assets from 0.86% to 0.72%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
 (5)  For the period from January 1, 2000 to March 6, 2000.
 (6) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in two Portfolios, Capital Growth Portfolio and Investment Grade Income Portfolio (the Portfolios), which are New York Trusts. The investment objectives and policies of the two Portfolios together are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Capital Growth Portfolio and the Investment Grade Income Portfolio (87.6% and 63.0%, respectively, at December 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the portfolios of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuations of securities by the Portfolios are discussed in Note 1A of each Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $40,392,723, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009 ($29,978,793) and December 31, 2010 ($10,413,930). At
   December 31, 2002, the Fund did not have any undistributed ordinary income on a tax basis.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolios (less the Fund's direct expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Shareholders may reinvest all distributions in shares of the same class of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS A                                      2002         2001
    ------------------------------------------------------------------
    Sales                                      1,851,401    3,243,794
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 152,950      565,217
    Redemptions                               (5,486,677)  (8,611,443)
    ------------------------------------------------------------------
    NET DECREASE                              (3,482,326)  (4,802,432)
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS B                                       2002         2001
    ------------------------------------------------------------------
    Sales                                         793,068     422,174
    Issued to shareholders electing to
     receive payments
     of distributions in Fund shares               10,215      54,229
    Redemptions                                (1,018,763)   (948,017)
    ------------------------------------------------------------------
    NET DECREASE                                 (215,480)   (471,614)
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS C                                      2002         2001
    ------------------------------------------------------------------
    Sales                                        344,776      176,656
    Issued to shareholders electing to
     receive payments
     of distributions in Fund shares               1,973       10,559
    Redemptions                                 (271,683)    (566,010)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       75,066     (378,795)
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2002, no significant amounts have been earned. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $15,864 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2002.

   Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $284,445 and $51,358 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2002, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $839,000 and $1,397,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   the year ended December 31, 2002 amounted to $357,028, $94,815, and $17,119 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited circumstances. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $84,000 and $299 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the year ended December 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Capital Growth Portfolio for the year ended December 31, 2002, aggregated $13,420,765 and $22,567,035, respectively. Increases and decreases in the Fund's investment in the Investment Grade Income Portfolio for the year ended December 31, 2002, aggregated $2,533,883 and $16,350,748, respectively.

8 Investment in Portfolios
-------------------------------------------
   For the year ended December 31, 2002, the Fund was allocated net investment income (loss) and realized and unrealized gain (loss) from the Portfolios as follows:

                                                CAPITAL      INVESTMENT
                                                 GROWTH     GRADE INCOME
                                               PORTFOLIO     PORTFOLIO       TOTAL
    ----------------------------------------------------------------------------------
    Interest income                           $    176,061   $3,430,666   $  3,606,727
    Dividend income                                205,219           --        205,219
    Expenses                                      (921,293)    (476,101)    (1,397,394)
    ----------------------------------------------------------------------------------
    NET INVESTMENT INCOME                     $   (540,013)  $2,954,565   $  2,414,552
    ----------------------------------------------------------------------------------
    Net realized gain (loss) --
       Investment transactions                $ (8,796,115)  $1,090,295   $ (7,705,820)
    ----------------------------------------------------------------------------------
    NET REALIZED GAIN (LOSS) ON INVESTMENTS   $ (8,796,115)  $1,090,295   $ (7,705,820)
    ----------------------------------------------------------------------------------
    Change in unrealized
     appreciation (depreciation)
       Investments                            $(26,929,577)  $2,228,912   $(24,700,665)
    ----------------------------------------------------------------------------------
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION)                           $(26,929,577)  $2,228,912   $(24,700,665)
    ----------------------------------------------------------------------------------

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE BALANCED FUND
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Balanced Fund (the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.8%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 3.3%
-----------------------------------------------------------------------
Clear Channel Communications, Inc.(1)            22,000    $    820,380
Getty Images, Inc.(1)                            81,000       2,474,550
TMP Worldwide, Inc.(1)                           64,000         723,840
-----------------------------------------------------------------------
                                                           $  4,018,770
-----------------------------------------------------------------------
Aerospace / Defense -- 0.8%
-----------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                     14,900    $    929,015
-----------------------------------------------------------------------
                                                           $    929,015
-----------------------------------------------------------------------
Auto and Parts -- 0.8%
-----------------------------------------------------------------------
BorgWarner, Inc.                                  7,000    $    352,940
CarMax Inc.(1)                                   32,000         572,160
-----------------------------------------------------------------------
                                                           $    925,100
-----------------------------------------------------------------------
Broadcasting and Cable -- 0.0%
-----------------------------------------------------------------------
Univision Communications, Inc.(1)                 2,000    $     49,000
-----------------------------------------------------------------------
                                                           $     49,000
-----------------------------------------------------------------------
Business Services -- 1.4%
-----------------------------------------------------------------------
On Assignment, Inc.(1)                          200,000    $  1,704,000
-----------------------------------------------------------------------
                                                           $  1,704,000
-----------------------------------------------------------------------
Communications Services -- 1.7%
-----------------------------------------------------------------------
WebEx Communications, Inc.(1)                   141,000    $  2,115,000
-----------------------------------------------------------------------
                                                           $  2,115,000
-----------------------------------------------------------------------
Computer Services -- 2.3%
-----------------------------------------------------------------------
Cerner Corp.(1)                                  22,000    $    687,720
Concord EFS, Inc.(1)                            134,000       2,109,160
-----------------------------------------------------------------------
                                                           $  2,796,880
-----------------------------------------------------------------------
Computer Software & Services -- 2.5%
-----------------------------------------------------------------------
Activision, Inc.(1)                             105,000    $  1,531,950
Centra Software, Inc.(1)                        100,000         100,000
Eidos plc(1)(2)                                 700,000       1,419,950
-----------------------------------------------------------------------
                                                           $  3,051,900
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.0%
-----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                    140,000    $  1,163,400
-----------------------------------------------------------------------
                                                           $  1,163,400
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 3.6%
-----------------------------------------------------------------------
Tyco International Ltd.                         254,000    $  4,338,320
-----------------------------------------------------------------------
                                                           $  4,338,320
-----------------------------------------------------------------------
Drugs -- 4.0%
-----------------------------------------------------------------------
Biogen, Inc.(1)                                  53,000    $  2,123,180
Biovail Corp.(1)                                103,000       2,720,230
-----------------------------------------------------------------------
                                                           $  4,843,410
-----------------------------------------------------------------------
E-Commerce / Services -- 6.4%
-----------------------------------------------------------------------
BEA Systems, Inc.(1)                             61,000    $    699,670
Overture Services, Inc.(1)                      258,200       7,051,442
-----------------------------------------------------------------------
                                                           $  7,751,112
-----------------------------------------------------------------------
Education -- 1.7%
-----------------------------------------------------------------------
Apollo Group, Inc. Class A(1)                    46,000    $  2,024,000
-----------------------------------------------------------------------
                                                           $  2,024,000
-----------------------------------------------------------------------
Electric Utilities -- 0.5%
-----------------------------------------------------------------------
Edison International(1)                          50,000    $    592,500
-----------------------------------------------------------------------
                                                           $    592,500
-----------------------------------------------------------------------
Electronic Components -- 1.1%
-----------------------------------------------------------------------
Flextronics International, Ltd.(1)              161,000    $  1,318,590
-----------------------------------------------------------------------
                                                           $  1,318,590
-----------------------------------------------------------------------
Financial Services - Miscellaneous -- 1.4%
-----------------------------------------------------------------------
Citigroup, Inc.                                  24,000    $    844,560
Legg Mason, Inc.                                 19,000         922,260
-----------------------------------------------------------------------
                                                           $  1,766,820
-----------------------------------------------------------------------
Gaming -- 2.6%
-----------------------------------------------------------------------
Alliance Gaming Corp.(1)                         38,000    $    647,140
Multimedia Games, Inc.(1)                        92,100       2,529,066
-----------------------------------------------------------------------
                                                           $  3,176,206
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Health Care Services -- 12.8%
-----------------------------------------------------------------------
American Healthways, Inc.(1)                     87,800    $  1,536,500
AMN Healthcare Services Inc.(1)                  85,700       1,449,187
Anthem, Inc.(1)                                  22,000       1,383,800
Cross Country, Inc.(1)                          148,000       2,064,600
Laboratory Corp. of America Holdings(1)          52,000       1,208,480
PacifiCare Health Systems, Inc. Class
A(1)                                            150,900       4,240,290
United Surgical Partners International,
Inc.(1)                                         209,000       3,264,789
VistaCare Inc. Class A(1)                        22,800         365,028
-----------------------------------------------------------------------
                                                           $ 15,512,674
-----------------------------------------------------------------------
Insurance -- 2.2%
-----------------------------------------------------------------------
Kingsway Financial Services, Inc.(1)             15,900    $    137,535
Mid Atlantic Medical Services(1)                 41,000       1,328,400
PMI Group, Inc.                                  40,000       1,201,600
Travelers Property Casualty Corp. Class
B(1)                                              1,997          29,256
-----------------------------------------------------------------------
                                                           $  2,696,791
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 2.0%
-----------------------------------------------------------------------
Brocade Communications Systems, Inc.(1)         270,000    $  1,117,800
Websense, Inc.(1)                                60,000       1,281,660
-----------------------------------------------------------------------
                                                           $  2,399,460
-----------------------------------------------------------------------
Internet Services -- 2.3%
-----------------------------------------------------------------------
Yahoo!, Inc.(1)                                 175,000    $  2,861,250
-----------------------------------------------------------------------
                                                           $  2,861,250
-----------------------------------------------------------------------
Investment Services -- 4.1%
-----------------------------------------------------------------------
Ameritrade Holding Corp.(1)                     640,000    $  3,622,400
E*Trade Group, Inc.(1)                          270,000       1,312,200
-----------------------------------------------------------------------
                                                           $  4,934,600
-----------------------------------------------------------------------
Leisure and Tourism -- 5.3%
-----------------------------------------------------------------------
Hotels.com(1)                                    51,900    $  2,835,297
USA Interactive(1)                              155,500       3,564,060
-----------------------------------------------------------------------
                                                           $  6,399,357
-----------------------------------------------------------------------
Manufactured Housing -- 0.9%
-----------------------------------------------------------------------
Clayton Homes, Inc.                              95,000    $  1,157,100
-----------------------------------------------------------------------
                                                           $  1,157,100
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Media -- 1.7%
-----------------------------------------------------------------------
Cumulus Media, Inc., Class A(1)                  53,000    $    785,990
Vivendi Universal SA-SP ADR                      80,000       1,285,600
-----------------------------------------------------------------------
                                                           $  2,071,590
-----------------------------------------------------------------------
Medical Products -- 1.6%
-----------------------------------------------------------------------
Cytyc Corp.(1)                                  150,000    $  1,530,000
Lumenis Ltd.(1)                                 205,800         411,600
-----------------------------------------------------------------------
                                                           $  1,941,600
-----------------------------------------------------------------------
Oil & Gas - Field Services -- 1.6%
-----------------------------------------------------------------------
Hanover Compressor Co.(1)                       210,000    $  1,927,800
-----------------------------------------------------------------------
                                                           $  1,927,800
-----------------------------------------------------------------------
Pharmaceutical -- 6.6%
-----------------------------------------------------------------------
aaiPharma, Inc.(1)                               56,800    $    796,336
Cephalon, Inc.(1)                                43,000       2,092,724
King Pharmaceuticals, Inc.(1)                   120,000       2,062,800
MIM Corp.(1)                                    525,100       3,045,580
-----------------------------------------------------------------------
                                                           $  7,997,440
-----------------------------------------------------------------------
Pharmaceuticals - Generic -- 7.5%
-----------------------------------------------------------------------
American Pharmaceutical Partners,
Inc.(1)                                         123,100    $  2,191,180
Andrx Corp.(1)                                  159,000       2,332,530
Taro Pharmaceutical Industries, Ltd.(1)          79,700       2,996,720
Teva Pharmaceutical Industries Ltd.              40,000       1,544,400
-----------------------------------------------------------------------
                                                           $  9,064,830
-----------------------------------------------------------------------
Restaurant -- 0.4%
-----------------------------------------------------------------------
McDonald's Corp.                                 30,000    $    482,400
-----------------------------------------------------------------------
                                                           $    482,400
-----------------------------------------------------------------------
Retail -- 2.8%
-----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)                225,000    $  3,397,500
-----------------------------------------------------------------------
                                                           $  3,397,500
-----------------------------------------------------------------------
Retail - Specialty -- 3.0%
-----------------------------------------------------------------------
Abercrombie & Fitch Co., Class A(1)              15,000    $    306,900
Advance Auto Parts, Inc.(1)                      48,000       2,347,200
CSK Auto Corp.(1)                                62,000         682,000

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Retail - Specialty (continued)
-----------------------------------------------------------------------
RONA, Inc.(1)(2)                                 33,200    $    284,760
-----------------------------------------------------------------------
                                                           $  3,620,860
-----------------------------------------------------------------------
Semiconductors -- 1.1%
-----------------------------------------------------------------------
SIPEX Corp.(1)                                  350,000    $  1,295,000
-----------------------------------------------------------------------
                                                           $  1,295,000
-----------------------------------------------------------------------
Telecommunication Equipment -- 3.9%
-----------------------------------------------------------------------
Nokia Oyj ADR                                   303,000    $  4,696,500
-----------------------------------------------------------------------
                                                           $  4,696,500
-----------------------------------------------------------------------
Telecommunication Services -- 4.1%
-----------------------------------------------------------------------
EchoStar Communications Corp. Class A(1)         54,000    $  1,202,040
IDT Corp.(1)                                     60,000       1,037,400
Qwest Communications International,
Inc.(1)                                         560,000       2,800,000
-----------------------------------------------------------------------
                                                           $  5,039,440
-----------------------------------------------------------------------
Transportation -- 0.8%
-----------------------------------------------------------------------
Arkansas Best Corp.(1)                           13,000    $    337,753
Roadway Corp.                                    10,000         368,100
Yellow Corp.(1)                                  13,000         327,483
-----------------------------------------------------------------------
                                                           $  1,033,336
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $116,273,487)                          $121,093,551
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 0.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital Corp.,
1.25%, 1/2/03                              $        585    $    584,979
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $584,979)                           $    584,979
-----------------------------------------------------------------------
Total Investments -- 100.3%
   (identified cost $116,858,466)                          $121,678,530
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.3)%                   $   (346,785)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $121,331,745
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $116,858,466)                          $121,678,530
Cash                                           184,107
Interest and dividends receivable                6,273
Prepaid expenses                                   328
------------------------------------------------------
TOTAL ASSETS                              $121,869,238
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $    518,566
Payable to affiliate for Trustees' fees          3,953
Accrued expenses                                14,974
------------------------------------------------------
TOTAL LIABILITIES                         $    537,493
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $121,331,745
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $116,511,681
Net unrealized appreciation (computed on
   the basis of identified cost)             4,820,064
------------------------------------------------------
TOTAL                                     $121,331,745
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $1,439)  $    229,503
Interest                                       199,714
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    429,217
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    879,868
Trustees' fees and expenses                     15,603
Custodian fee                                  104,123
Legal and accounting services                   32,248
Miscellaneous                                    5,634
------------------------------------------------------
TOTAL EXPENSES                            $  1,037,476
------------------------------------------------------

NET INVESTMENT LOSS                       $   (608,259)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(10,500,785)
------------------------------------------------------
NET REALIZED LOSS                         $(10,500,785)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(29,781,804)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(29,781,804)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(40,282,589)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(40,890,848)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (608,259) $        (127,346)
   Net realized loss                            (10,500,785)       (35,833,045)
   Net change in unrealized appreciation
      (depreciation)                            (29,781,804)        21,128,328
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (40,890,848) $     (14,832,063)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      21,075,762  $      51,094,239
   Withdrawals                                  (28,171,108)       (38,070,128)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      (7,095,346) $      13,024,111
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (47,986,194) $      (1,807,952)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     169,317,939  $     171,125,891
------------------------------------------------------------------------------
AT END OF YEAR                            $     121,331,745  $     169,317,939
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                         YEAR ENDED DECEMBER 31,
                                  -------------------------------------
                                    2002         2001         2000(1)
-----------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.74%        0.73%         0.72%(2)
   Net investment income
      (loss)                         (0.43)%      (0.08)%        0.29%(2)
Portfolio Turnover                     231%         264%          271%
-----------------------------------------------------------------------
TOTAL RETURN(3)                     (25.17)%      (7.47)%          --
-----------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $121,332     $169,318      $171,126
-----------------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2002, the Eaton Vance Balanced Fund held an 87.6% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2002, $17 in credit balances were used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the year ended December 31, 2002, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $879,868. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $317,240,139 and $317,834,126, respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $120,208,918
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,071,093
    Gross unrealized depreciation              (12,601,481)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,469,612
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2002.

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF CAPITAL GROWTH PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Capital Growth Portfolio (the "Portfolio") at December 31, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

CORPORATE BONDS -- 46.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Aetna, Inc., 6.97%, 8/15/36                   $  500       $   561,178
Albertson's, Inc., MTN, 6.56%, 7/26/27           140           156,415
Allegiance Corp., 7.00%, 10/15/26                200           230,499
Ameritech Capital Funding, 5.95%,
1/15/38                                          100           106,525
Associates Corp., N.A., 5.96%, 5/15/37            30            33,851
Baltimore Gas and Electric, MTN, 6.75%,
6/5/12                                           500           550,796
Baltimore Gas and Electric, MTN, 6.73%,
6/12/12                                          500           550,081
Bard (C.R.), Inc., 6.70%, 12/1/26                400           438,451
Beckman Coulter, Inc., 7.05%, 6/1/26           1,200         1,357,274
BellSouth Capital Funding, 6.04%,
11/15/26                                       1,595         1,763,426
BHP Finance, 6.42%, 3/1/26                       130           138,327
Coca-Cola Enterprises, 6.70%, 10/15/36           130           143,538
Coca-Cola Enterprises, 7.00%, 10/1/26            170           194,702
Commercial Credit Corp., 8.70%, 6/15/10          100           125,485
Conagra Foods, Inc., 6.70%, 8/1/27             1,090         1,243,714
Eaton Corp., 6.50%, 6/1/25                       400           435,979
Eaton Corp., 8.875%, 6/15/19                   1,325         1,726,545
First Union Corp., 6.824%, 8/1/26                 25            29,552
First Union National Bank of Florida,
6.18%, 2/15/36                                   225           241,205
General Motors Acceptance Corp., 8.875%,
6/1/10                                         1,360         1,505,557
Grand Metropolitan Investment Corp.,
7.45%, 4/15/35                                 1,765         2,185,126
IBM Corp., 6.22%, 8/1/27                         900           957,397
Ingersoll-Rand, 6.391%, 11/15/27                  50            55,079
Ingersoll-Rand, MTN, 6.015%, 2/15/28             595           653,969
Ingersoll-Rand, MTN, 6.13%, 11/18/27              50            54,680
Inter-American Development Bank, 6.95%,
8/1/26                                           220           272,943
Inter-American Development Bank, 8.40%,
9/1/09                                         1,350         1,713,655
ITT Corp., 8.55%, 6/15/09                        450           511,532
Johnson Controls, 7.70%, 3/1/15                1,445         1,775,243
Lehman Brothers, Inc., 7.50%, 8/1/26           1,610         1,790,610
Lockheed Martin Corp., 7.20%, 5/1/36             525           627,643
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37         1,590         1,934,844
Mead Corp., 6.84%, 3/1/37                      1,350         1,478,879
Merck & Co., Inc., MTN, 5.76%, 5/3/37            160           177,882
NBD Bank N.A., 8.25%, 11/1/24                    185           234,771
Oklahoma Gas & Electric, 6.50%, 7/15/17          300           329,863
Potomac Electric Power, 6.25%, 10/15/07           35            39,027
Procter & Gamble Co., 8.00%, 9/1/24            1,215         1,583,964
Regions Financial Corp., 7.75%, 9/15/24        1,000         1,189,022
SouthTrust Bank N.A., 7.69%, 5/15/25           1,000         1,164,319
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
State Street Bank, 7.35%, 6/15/26             $2,020       $ 2,430,785
SunTrust Banks, 6.00%, 2/15/26                   285           309,804
Tennessee Valley Authority, 5.88%,
4/1/36                                         3,350         3,832,109
Times Mirror Co., 6.61%, 9/15/27                 655           705,127
TRW, Inc., MTN, 9.35%, 6/4/20                  1,395         1,637,401
US Bancorp, 7.50%, 6/1/26                        315           373,177
Washington Gas Light Co., MTN, 7.50%,
4/1/30                                         2,000         2,429,216
Washington Gas Light Co., MTN, 6.62%,
10/23/26                                         200           212,937
Weingarten Realty Investment, MTN,
6.64%, 7/15/26                                   125           132,879
Willamette Industries, 7.35%, 7/1/26           1,600         1,793,581
----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $39,507,733)                          $44,120,564
----------------------------------------------------------------------

ASSET BACKED SECURITIES -- 3.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
CARAT, Series 2002-2, 2.89%, 4/15/04          $  947       $   952,209
CARAT, Series 2002-5-A2B, 1.71%, 1/18/05       1,000         1,001,136
TAOT, Series 2002-B, 2.79%, 12/15/04           1,000         1,005,716
----------------------------------------------------------------------
Total Asset Backed Securities
   (identified cost, $2,947,199)                           $ 2,959,061
----------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 12.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
FHLMC, Gold Pool, #E00421, 6.00%, 3/1/11      $  713       $   746,297
FHLMC, Gold Pool, #E00617, 5.50%, 1/1/14         766           802,288
FHLMC, PAC CMO, Series 1385-H, 6.50%,
8/15/07                                        1,509         1,547,262
FHLMC, PAC CMO, Series 1564-H, 6.50%,
8/15/08                                          350           373,186
FHLMC, PAC CMO, Series 1642-PH, 5.50%,
3/15/23                                          994         1,023,646
FHLMC, PAC CMO, Series 1684-G, 6.50%,
3/15/23                                          415           438,898
FHLMC, PAC CMO, Series 2115-BD, 5.50%,
2/15/21                                        1,495         1,529,965
FHLMC, PAC CMO, Series 2174-PA, 6.50%,
3/15/22                                          379           383,952
FHLMC, PAC CMO, Series 41-F, 10.00%,
5/15/20                                          310           317,612
FNMA, PAC CMO, Series 1993-189-PJ,
6.50%, 2/25/21                                   823           841,916
FNMA, PAC CMO, Series 1993-211-PJ,
6.00%, 11/25/08                                  500           545,116
FNMA, PAC CMO, Series 1994-27-PH, 6.50%,
9/25/22                                          863           897,491
FNMA, PAC CMO, Series 2001-60-PD, 5.50%,
3/25/18                                          939           962,442

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
FNMA, Pool #545948, 6.00%, 12/1/14            $1,023       $ 1,075,786
----------------------------------------------------------------------
Total Mortgage-Backed Securities
   (identified cost, $11,512,888)                          $11,485,857
----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 25.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
U.S. Treasury Bond, 7.25%, 8/15/22            $1,500       $ 1,952,637
U.S. Treasury Inflation Index Note,
3.625%, 1/15/08                                2,242         2,460,510
U.S. Treasury Note, 4.25%, 11/15/03            5,000         5,131,450
U.S. Treasury Note, 4.75%, 11/15/08            2,000         2,183,752
U.S. Treasury Note, 5.75%, 8/15/03             9,190         9,449,553
U.S. Treasury Note, 6.00%, 8/15/09             2,000         2,325,938
U.S. Treasury Note, 6.50%, 2/15/10               625           747,266
----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $23,319,322)                          $24,251,106
----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 8.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Bank, 4.875%, 4/16/04       $2,000       $ 2,087,972
Federal National Mortgage Association,
6.625%, 9/15/09                                5,000         5,874,405
----------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $7,570,548)                           $ 7,962,377
----------------------------------------------------------------------

COMMERCIAL PAPER -- 1.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
General Electric Capital Corp., 1.25%,
1/2/03                                        $1,119       $ 1,118,961
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $1,118,961)                         $ 1,118,961
----------------------------------------------------------------------
Total Investments -- 97.7%
   (identified cost $85,976,651)                           $91,897,926
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                     $ 2,168,232
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $94,066,158
----------------------------------------------------------------------

 PAC - Planned Amortization Class

 CMO - Collateralized Mortgage Obligations

 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FNMA - Federal National Mortgage Association (Fannie Mae)

 CARAT - Capital Auto Receivables Asset Trust

 TAOT - Toyota Auto Receivables Owner Trust

 MTN - Medium-Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $85,976,651)                           $91,897,926
Cash                                          790,681
Receivable for investments sold               135,000
Interest receivable                         1,261,285
Prepaid expenses                                  246
-----------------------------------------------------
TOTAL ASSETS                              $94,085,138
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $     3,954
Accrued expenses                               15,026
-----------------------------------------------------
TOTAL LIABILITIES                         $    18,980
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $94,066,158
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $88,144,883
Net unrealized appreciation (computed on
   the basis of
   identified cost)                         5,921,275
-----------------------------------------------------
TOTAL                                     $94,066,158
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
----------------------------------------------------
Interest                                  $5,020,567
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $5,020,567
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  574,909
Trustees' fees and expenses                   15,603
Custodian fee                                 62,672
Legal and accounting services                 43,547
Miscellaneous                                  2,283
----------------------------------------------------
TOTAL EXPENSES                            $  699,014
----------------------------------------------------

NET INVESTMENT INCOME                     $4,321,553
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $1,569,904
----------------------------------------------------
NET REALIZED GAIN                         $1,569,904
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $3,482,591
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $3,482,591
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $5,052,495
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $9,374,048
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       4,321,553  $       5,447,826
   Net realized gain                              1,569,904            959,093
   Net change in unrealized appreciation
      (depreciation)                              3,482,591          2,197,188
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       9,374,048  $       8,604,107
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      13,767,890  $      23,095,991
   Withdrawals                                  (20,264,857)       (48,635,151)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      (6,496,967) $     (25,539,160)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $       2,877,081  $     (16,935,053)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      91,189,077  $     108,124,130
------------------------------------------------------------------------------
AT END OF YEAR                            $      94,066,158  $      91,189,077
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                         YEAR ENDED DECEMBER 31,
                                  --------------------------------------
                                    2002        2001(1)        2000(2)
------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.76%         0.75%          0.74%(3)
   Net investment income             4.70%         5.42%          6.34%(3)
Portfolio Turnover                     55%           46%            47%
------------------------------------------------------------------------
TOTAL RETURN(4)                     10.75%         9.04%            --
------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $94,066       $91,189       $108,124
------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 5.76% to 5.42%. Ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (3)  Annualized.
 (4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2002, the Eaton Vance Balanced Fund held a 63% interest in the Portfolio and another investor held a 15% interest. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2002, $75 in credit balances were used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the year ended December 31, 2002, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $574,909. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $14,187,635 and $30,302,122, respectively. Purchases and sales of U.S. Government and agency securities aggregated $34,374,085 and $20,930,953, respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $86,330,900
    -----------------------------------------------------
    Gross unrealized appreciation             $ 5,837,294
    Gross unrealized depreciation                (270,268)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 5,567,026
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2002.

INVESTMENT GRADE INCOME PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF INVESTMENT GRADE INCOME PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Investment Grade Income Portfolio (the "Portfolio") at December 31, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Capital Growth Portfolio and Investment Grade Income Portfolio (the Portfolios) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              185                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                of the Portfolios   National Financial
                                             since 2000      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.
 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1989;   Chief Executive Officer
                                         of the Portfolios   of EVC, EV, EVM and
                                             since 2000      BMR; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and
                                                             the Portfolios.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1989;   Partners, Inc.                                  Royce Funds (mutual
                                         of the Portfolios   (corporate relations                           funds) consisting of 17
                                             since 2000      and communications                                  portfolios
                                                             company).
 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1989;   Professor of Investment                        Co. (specialty retailer)
                                         of the Portfolios   Banking                                          and Telect, Inc.
                                             since 2000      Emeritus, Harvard                               (telecommunication
                                                             University Graduate                             services company)
                                                             School of
                                                             Business Administration.
 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                         of the Portfolios   investment and
                                             since 2000      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S) (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                185                   None
 9/14/57                                 Trust since 1998;   University of
                                         of the Portfolios   California at Los
                                             since 2000      Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.
 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1989;   Consultant.
                                         of the Portfolios
                                             since 2000

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Arieh Coll          Vice President of       Since 2000      Vice President of EVM and BMR.
 11/9/63                  Capital                            Officer of 3 registered
                     Growth Portfolio                        investment companies managed
                                                             by EVM or BMR.

 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Elizabeth S.         President of the     Since 2002(2)     Vice President of EVM and BMR.
 Kenyon               Investment Grade                       Officer of 2 registered
 9/8/59               Income Portfolio                       investment companies managed
                                                             by EVM or BMR.

 Duke E. Laflamme    Vice President of       Since 2001      Vice President of EVM and BMR.
 7/8/69                  the Trust                           Officer of 12 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas H. Luster    Vice President of       Since 2002      Vice President of EVM and BMR.
 4/8/62               the Trust and of                       Officer of 14 registered
                       the Investment                        investment companies managed
                        Grade Income                         by EVM or BMR.
                         Portfolio

 Duncan W.              President of         Since 2002      Senior Vice President and
 Richardson             the Capital                          Chief Equity Investment
 10/26/57            Growth Portfolio                        Officer of EVM and BMR.
                                                             Officer of 40 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Edward E. Smiley,   Vice President of       Since 1996      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 36 registered
 10/5/44                                                     investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary        Secretary of the   Vice President, Secretary and
 10/10/40                                 Trust since 1997   Chief Legal Officer of BMR,
                                         and the Portfolios  EVM, EVD, EV and EVC. Officer
                                            since 2000       of 190 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 William J. Austin,   Treasurer of the     Since 2002(2)     Assistant Vice President of
 Jr.                     Portfolios                          EVM and BMR. Officer of 59
 12/27/51                                                    registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) Prior to 2002, Ms. Kenyon served as Vice President since 2001 and Mr. Austin served as Assistant Treasurer since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF CAPITAL GROWTH PORTFOLIO
AND INVESTMENT GRADE INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE BALANCED FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110




                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122



EATON VANCE BALANCED FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

162-2/03                                                                  BALSRC